UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21674
Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Equity Premium Opportunity Fund (JSN)
September 30, 2008

Shares	Description (1)	Value

	Common Stocks – 96.1%

	Aerospace & Defense – 2.4%

83,145	Boeing Company	$4,768,366
133,366	Honeywell International Inc.	5,541,357
26,722	Lockheed Martin Corporation	2,930,602
42,411	Northrop Grumman Corporation	2,567,562
47,936	Raytheon Company	2,565,055
110,660	United Technologies Corporation	6,646,240

	Total Aerospace & Defense	25,019,182

	Air Freight & Logistics – 0.6%

101,679	United Parcel Service, Inc., Class B	6,394,592

	Airlines – 0.2%

231,521	AMR Corporation, (2)	2,273,536

	Automobiles – 0.5%

410,445	General Motors Corporation	3,878,705
35,909	Harley-Davidson, Inc.	1,339,406

	Total Automobiles	5,218,111

	Beverages – 1.6%

180,607	Coca-Cola Company	9,550,498
107,391	PepsiCo, Inc.	7,653,757

	Total Beverages	17,204,255

	Biotechnology – 3.3%

153,098	Amgen Inc., (2)	9,074,118
89,281	Biogen Idec Inc., (2)	4,489,941
112,644	Celgene Corporation, (2)	7,128,112
45,376	Genentech, Inc., (2)	4,023,944
215,745	Gilead Sciences, Inc., (2)	9,833,657

	Total Biotechnology	34,549,772

	Capital Markets – 2.9%

161,024	Charles Schwab Corporation	4,186,624
34,044	Goldman Sachs Group, Inc.	4,357,632
307,146	JPMorgan Chase & Co.	14,343,718
38,320	Legg Mason, Inc.	1,458,459
136,220	Morgan Stanley	3,133,060
136,190	Waddell & Reed Financial, Inc., Class A	3,370,703

	Total Capital Markets	30,850,196

	Chemicals – 1.5%

61,184	Dow Chemical Company	1,944,428
131,113	E.I. Du Pont de Nemours and Company	5,283,854
41,441	Eastman Chemical Company	2,281,741
72,000	Lubrizol Corporation	3,106,080
152,430	RPM International, Inc.	2,947,996

	Total Chemicals	15,564,099

	Commercial Banks – 3.5%

332,136	Bank of America Corporation	11,624,760
65,289	Fifth Third Bancorp.	776,939
73,558	First Horizon National Corporation	688,504
11,360	HSBC Holdings PLC, Sponsored ADR	918,229
4,706	Huntington BancShares Inc.	37,601
90,328	Lloyds TSB Group PLC, Sponsored ADR	1,511,187
46,961	Toronto-Dominion Bank	2,864,151
263,201	U.S. Bancorp	9,480,500
79,450	Wachovia Corporation	278,075
222,372	Wells Fargo & Company	8,345,621

	Total Commercial Banks	36,525,567

	Commercial Services & Supplies – 1.0%

24,027	Corporate Executive Board Company	750,844
88,588	Deluxe Corporation	1,274,781
57,299	Manpower Inc.	2,473,025
50,346	R.R. Donnelley & Sons Company	1,234,987
90,337	Resources Connection, Inc., (2)	2,035,293
96,384	Waste Management, Inc.	3,035,132

	Total Commercial Services & Supplies	10,804,062

	Communications Equipment – 5.6%

67,631	ADTRAN, Inc.	1,318,128
893,387	Cisco Systems, Inc., (2)	20,154,811
183,130	Corning Incorporated	2,864,153
55,800	Harris Corporation	2,577,960
10,504	Motorola, Inc.	74,999
549,055	QUALCOMM Inc.	23,592,892
121,135	Research In Motion Limited, (2)	8,273,521

	Total Communications Equipment	58,856,464

	Computers & Peripherals – 6.7%

306,101	Apple, Inc., (2)	34,791,439
232,326	Dell Inc., (2)	3,828,732
230,749	EMC Corporation, (2)	2,759,758
316,255	Hewlett-Packard Company	14,623,631
100,213	International Business Machines Corporation (IBM)	11,720,912
58,225	McAfee Inc., (2)	1,977,321
79,478	Network Appliance Inc., (2)	1,448,884

	Total Computers & Peripherals	71,150,677

	Consumer Finance – 0.3%

50,531	American Express Company	1,790,313
64,305	Discover Financial Services	888,695
71,271	SLM Corporation, (2)	879,484

	Total Consumer Finance	3,558,492

	Containers & Packaging – 0.8%

202,483	Packaging Corp. of America	4,693,556
126,709	Sonoco Products Company	3,760,723

	Total Containers & Packaging	8,454,279

	Diversified Consumer Services – 0.1%

35,700	Hillenbrand Inc.	719,712

	Diversified Financial Services – 2.0%

145,721	CIT Group Inc.	1,014,218
568,206	Citigroup Inc.	11,653,905
11,800	CME Group, Inc.	4,383,818
35,273	Eaton Vance Corporation	1,242,668
126,150	ING Group N.V., Sponsored ADR	2,699,610

	Total Diversified Financial Services	20,994,219

	Diversified Telecommunication Services – 2.5%

711,379	AT&T Inc.	19,861,702
2,241	FairPoint Communications Inc.	19,429
42,575	Frontier Communications Corporation	489,613
191,528	Verizon Communications Inc.	6,146,134

	Total Diversified Telecommunication Services	26,516,878

	Electric Utilities – 1.2%

38,898	Ameren Corporation	1,518,189
94,002	Companhia Energetica de Minas Gerais, Sponsored ADR	1,855,599
113,425	Great Plains Energy Incorporated	2,520,304
92,646	OGE Energy Corp.	2,860,908
127,006	Pepco Holdings, Inc.	2,909,707
24,128	Pinnacle West Capital Corporation	830,244

	Total Electric Utilities	12,494,951

	Electrical Equipment – 1.1%

52,812	Cooper Industries, Ltd., Class A	2,109,839
161,583	Emerson Electric Company	6,590,971
29,254	Hubbell Incorporated, Class B	1,025,353
38,983	Rockwell Automation, Inc.	1,455,625

	Total Electrical Equipment	11,181,788

	Electronic Equipment & Instruments – 0.4%

123,007	Gentex Corporation	1,759,000
51,356	Roper Industries Inc.	2,925,238

	Total Electronic Equipment & Instruments	4,684,238

	Energy Equipment & Services – 2.3%

45,800	Diamond Offshore Drilling, Inc.	4,720,148
36,348	ENSCO International Incorporated	2,094,735
193,449	Halliburton Company	6,265,813
57,882	Patterson-UTI Energy, Inc.	1,158,798
77,652	Schlumberger Limited	6,063,845
77,472	Tidewater Inc.	4,288,850

	Total Energy Equipment & Services	24,592,189

	Food & Staples Retailing – 1.6%

115,376	CVS Caremark Corporation	3,883,556
95,674	Kroger Co.	2,629,122
37,348	SUPERVALU INC.	810,452
40,471	Walgreen Co.	1,252,982
137,219	Wal-Mart Stores, Inc.	8,218,046

	Total Food & Staples Retailing	16,794,158

	Food Products – 1.2%

177,814	Kraft Foods Inc.	5,823,409
60,792	Monsanto Company	6,017,192
96,677	Sara Lee Corporation	1,221,031

	Total Food Products	13,061,632

	Gas Utilities – 1.0%

24,964	AGL Resources Inc.	783,370
149,706	Atmos Energy Corporation	3,985,174
121,756	Nicor Inc.	5,399,879

	Total Gas Utilities	10,168,423

	Health Care Equipment & Supplies – 1.6%

84,704	Baxter International Inc.	5,559,124
36,641	Hill Rom Holdings Inc.	1,110,589
163,018	Hologic Inc., (2)	3,151,138
7,543	Intuitive Surgical, Inc., (2)	1,817,712
95,115	Medtronic, Inc.	4,765,262

	Total Health Care Equipment & Supplies	16,403,825

	Health Care Providers & Services – 1.7%

50,898	Aetna Inc.	1,837,927
240,584	Brookdale Senior Living Inc.	5,290,442
17,927	Coventry Health Care, Inc., (2)	583,524
63,443	Express Scripts, Inc., (2)	4,683,362
24,109	Mentor Corporation	575,241
79,399	UnitedHealth Group Incorporated	2,015,941
55,064	Wellpoint Inc., (2)	2,575,343

	Total Health Care Providers & Services	17,561,780

	Hotels, Restaurants & Leisure – 1.5%

68,500	International Game Technology	1,176,830
5,770	Interval Leisure Group Inc., (2)	60,008
215,800	McDonald’s Corporation	13,314,860
13,380	Starwood Hotels & Resorts Worldwide, Inc.	376,513
15,847	Wynn Resorts Ltd, (2)	1,293,749

	Total Hotels, Restaurants & Leisure	16,221,960

	Household Durables – 1.0%

43,887	KB Home	863,696
185,735	Newell Rubbermaid Inc.	3,205,786
44,638	Stanley Works	1,863,190
52,780	Whirlpool Corporation	4,184,926

	Total Household Durables	10,117,598

	Household Products – 2.1%

59,883	Colgate-Palmolive Company	4,512,184
248,602	Procter & Gamble Company	17,325,073

	Total Household Products	21,837,257

	Industrial Conglomerates – 2.4%

26,468	3M Co.	1,808,029
847,674	General Electric Company	21,615,686
58,292	Genuine Parts Company	2,343,921

	Total Industrial Conglomerates	25,767,636

	Insurance – 1.0%

46,402	Allstate Corporation	2,140,060
149,831	American International Group, Inc.	498,937
41,110	Arthur J. Gallagher & Co.	1,054,883
197,780	Fidelity National Title Group Inc., Class A	2,907,366
106,285	Marsh & McLennan Companies, Inc.	3,375,612
450	Mercury General Corporation	24,638
13,660	Unitrin, Inc.	340,680

	Total Insurance	10,342,176

	Internet & Catalog Retail – 0.6%

73,597	Amazon.com, Inc., (2)	5,354,918
12,070	Hosting Site Network, Inc., (2)	132,891
30,175	IAC/InterActiveCorp., (2)	522,028
5,770	Ticketmaster Online-Citysearch, Inc., (2)	61,912

	Total Internet & Catalog Retail	6,071,749

	Internet Software & Services – 2.8%

3,996	Baidu.com, Inc., Sponsored ADR, (2)	991,927
200,021	Earthlink, Inc., (2)	1,700,179
154,941	eBay Inc., (2)	3,467,580
45,492	Google Inc., Class A, (2)	18,220,456
202,286	United Online, Inc.	1,903,511
185,616	Yahoo! Inc., (2)	3,211,157

	Total Internet Software & Services	29,494,810

	IT Services – 0.5%

98,836	Automatic Data Processing, Inc.	4,225,239
30,465	Fidelity National Information Services	562,384
15,232	Lender Processing Services Inc.	464,881

	Total IT Services	5,252,504

	Leisure Equipment & Products – 0.2%

85,721	Mattel, Inc.	1,546,407
15,338	Polaris Industries Inc.	697,726

	Total Leisure Equipment & Products	2,244,133

	Machinery – 1.7%

105,735	Caterpillar Inc.	6,301,806
19,239	Deere & Company	952,331
53,350	Graco Inc.	1,899,794
24,503	Joy Global Inc.	1,106,065
76,240	SPX Corporation	5,870,480
66,995	Timken Company	1,899,308

	Total Machinery	18,029,784

	Marine – 0.0%

31,233	Eagle Bulk Shipping Inc.	435,388

	Media – 2.2%

337,544	Comcast Corporation, Special Class A	6,656,368
75,017	New York Times, Class A	1,071,993
154,035	News Corporation, Class A	1,846,880
60,605	Omnicom Group Inc.	2,336,929
233,520	Regal Entertainment Group, Class A	3,684,946
626,713	Sirius XM Radio Inc., (2)	357,226
47,476	Viacom Inc., Class B, (2)	1,179,304
175,022	Walt Disney Company	5,371,425
159,513	Warner Music Group Corporation	1,212,299

	Total Media	23,717,370

	Metals & Mining – 1.0%

52,002	Alcoa Inc.	1,174,205
309,252	Companhia Siderurgica Nacional S.A., Sponsored ADR	6,574,698
165,765	Southern Copper Corporation	3,162,796

	Total Metals & Mining	10,911,699

	Multiline Retail – 1.2%

48,439	Federated Department Stores, Inc.	870,933
93,832	Nordstrom, Inc.	2,704,238
47,787	Sears Holding Corporation, (2)	4,468,085
85,497	Target Corporation	4,193,628

	Total Multiline Retail	12,236,884

	Multi-Utilities – 1.2%

205,356	Duke Energy Corporation	3,579,355
88,459	National Fuel Gas Company	3,731,201
95,961	ONEOK, Inc.	3,301,058
84,949	Public Service Enterprise Group Incorporated	2,785,478

	Total Multi-Utilities	13,397,092

	Oil, Gas & Consumable Fuels – 6.8%

186,224	Chevron Corporation	15,359,756
2,445	CNOOC Limited, Sponsored ADR	279,977
92,089	ConocoPhillips	6,745,519
62,928	Delta Petroleum Corporation, (2)	854,562
485,656	Exxon Mobil Corporation	37,716,043
8,844	Hess Corporation	725,916
16,750	Occidental Petroleum Corporation	1,180,038
5,305	PetroChina Company Limited, Sponsored ADR	544,983
15,562	Royal Dutch Shell PLC, Class A	918,314
99,110	SandRidge Energy Inc., (2)	1,942,556
38,764	StatoilHydro ASA, Sponsored ADR	922,583
95,794	XTO Energy, Inc.	4,456,337

	Total Oil, Gas & Consumable Fuels	71,646,584

	Pharmaceuticals – 6.2%

156,479	Abbott Laboratories	9,010,061
234,582	Bristol-Myers Squibb Company	4,891,035
95,936	Eli Lilly and Company	4,224,062
49,194	GlaxoSmithKline PLC, Sponsored ADR	2,137,971
189,516	Johnson & Johnson	13,129,668
376,271	Merck & Co. Inc.	11,875,113
675,705	Pfizer Inc.	12,460,000
133,041	Schering-Plough Corporation	2,457,267
144,862	Wyeth	5,351,202

	Total Pharmaceuticals	65,536,379

	Real Estate Investment Trust – 1.7%

50,011	Apartment Investment & Management Company, Class A	1,751,385
70,937	Brandywine Realty Trust	1,137,120
37,509	CBL & Associates Properties Inc.	753,181
114,294	DCT Industrial Trust Inc.	856,062
25,213	Developers Diversified Realty Corporation	799,000
59,500	Health Care REIT, Inc.	3,167,185
89,707	Lexington Corporate Properties Trust	1,544,755
49,728	Liberty Property Trust	1,872,259
112,648	Nationwide Health Properties, Inc.	4,053,075
136,993	U-Store-It Trust	1,680,904

	Total Real Estate Investment Trust	17,614,926

	Road & Rail – 0.2%

32,802	Union Pacific Corporation	2,334,190

	Semiconductors & Equipment – 3.9%

91,711	Altera Corporation	1,896,583
106,522	Analog Devices, Inc.	2,806,855
254,657	Applied Materials, Inc.	3,852,960
138,379	Broadcom Corporation, Class A, (2)	2,578,001
898,943	Intel Corporation	16,837,202
28,178	Intersil Holding Corporation, Class A	467,191
73,345	Linear Technology Corporation	2,248,758
93,975	Marvell Technology Group Ltd., (2)	873,968
122,774	National Semiconductor Corporation	2,112,941
208,083	Texas Instruments Incorporated	4,473,785
132,395	Xilinx, Inc.	3,104,663

	Total Semiconductors & Equipment	41,252,907

	Software – 6.3%

118,874	Activision Blizzard Inc., (2)	1,834,226
193,152	Adobe Systems Incorporated, (2)	7,623,709
34,924	Akamai Technologies, Inc., (2)	609,075
75,052	Autodesk, Inc., (2)	2,517,995
1,344,035	Microsoft Corporation	35,872,293
691,792	Oracle Corporation, (2)	14,050,296
41,248	SAP AG, Sponsored ADR	2,203,881
88,898	VeriSign, Inc., (2)	2,318,460

	Total Software	67,029,935

	Specialty Retail – 1.5%

24,433	Abercrombie & Fitch Co., Class A	963,882
61,372	American Eagle Outfitters, Inc.	935,923
92,630	Best Buy Co., Inc.	3,473,625
69,994	CarMax, Inc., (2)	979,916
70,971	Gap, Inc.	1,261,864
125,630	Home Depot, Inc.	3,252,561
131,990	Limited Brands, Inc.	2,286,067
110,413	Lowe’s Companies, Inc.	2,615,684

	Total Specialty Retail	15,769,522

	Thrifts & Mortgage Finance – 0.3%

187,079	New York Community Bancorp, Inc.	3,141,056
2,011	Tree.com Inc., (2)	9,693

	Total Thrifts & Mortgage Finance	3,150,749

	Tobacco – 1.8%

198,523	Altria Group, Inc.	3,938,696
42,914	Lorillard Inc.	3,053,331
198,523	Philip Morris International	9,548,956
45,154	Reynolds American Inc.	2,195,387

	Total Tobacco	18,736,370

	Wireless Telecommunication Services – 0.4%

83,549	China Mobile Hong Kong Limited, Sponsored ADR	4,184,134

	Total Common Stocks (cost $913,712,899)	1,014,930,813

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 6.8%

$71,740	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/08, repurchase price $71,740,151, collateralized by $59,435,000 U.S. Treasury Bonds, 6.250%, due 8/15/23, value $73,179,344	0.100%	10/01/08		$71,739,952

	Total Short-Term Investments (cost $71,739,952)				71,739,952

	Total Investments (cost $985,452,851) – 102.9%				1,086,670,765

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Call Options Written – (0.7)% (4)

(1,580)	Mini-NDX 100 Index	$(30,020,000)	10/18/08	$190.0	$(17,380)
(1,763)	Mini-NDX 100 Index	(34,378,500)	10/18/08	195.0	(19,393)
(320)	Mini-NDX 100 Index	(6,320,000)	10/18/08	197.5	(3,200)
(968)	Mini-NDX 100 Index	(17,424,000)	11/22/08	180.0	(173,272)
(967)	Mini-NDX 100 Index	(17,406,000)	12/20/08	180.0	(261,090)
(1,220)	Mini-NDX 100 Index	(22,570,000)	12/20/08	185.0	(208,620)
(148)	NASDAQ 100 Index	(28,860,000)	10/18/08	1,950	(7,770)
(154)	NASDAQ 100 Index	(30,415,000)	10/18/08	1,975	(5,390)
(141)	NASDAQ 100 Index	(25,380,000)	11/22/08	1,800	(259,440)
(227)	NASDAQ 100 Index	(41,995,000)	11/22/08	1,850	(246,295)
(141)	NASDAQ 100 Index	(25,380,000)	12/20/08	1,800	(360,960)
(55)	NASDAQ 100 Index	(10,175,000)	12/20/08	1,850	(90,475)
(853)	S&P 500 Index	(106,625,000)	10/18/08	1,250	(810,350)
(795)	S&P 500 Index	(101,362,500)	10/18/08	1,275	(421,350)
(708)	S&P 500 Index	(92,040,000)	10/18/08	1,300	(194,700)
(939)	S&P 500 Index	(124,417,500)	10/18/08	1,325	(126,765)
(837)	S&P 500 Index	(104,625,000)	11/22/08	1,250	(1,954,395)
(722)	S&P 500 Index	(92,055,000)	11/22/08	1,275	(1,176,860)
(794)	S&P 500 Index	(103,220,000)	11/22/08	1,300	(873,400)
(836)	S&P 500 Index	(110,770,000)	11/22/08	1,325	(593,560)

(14,168)	Total Call Options Written (premiums received $33,250,722)	(1,125,438,500)			(7,804,665)

	Other Assets Less Liabilities – (2.2)%				(23,229,206)

	Net Assets – 100%				$1,055,636,894

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

ADR	American Depositary Receipt.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$1,086,670,765	$–	$–	$1,086,670,765
Call options written	(7,804,665)	–	–	(7,804,665)

Total	$1,078,866,100	$–	$–	$1,078,866,100

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2008, the cost of investments was $985,452,883.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$191,401,938
Depreciation	(90,184,056)

Net unrealized appreciation (depreciation) of investments	$101,217,882

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Equity Premium Opportunity Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2008

*	Print the name and title of each signing officer under his or her signature.